Enviromental Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Environmental Remediation Obligations [Abstract]
Environmental reserves rollforward, continuing and discontinued
The table below is a roll forward of our total environmental reserves, continuing and discontinued, from December 31, 2009 to December 31, 2012.

(in Millions)	Operating and Discontinued Sites Total
Total environmental reserves, net of recoveries at December 31, 2009	$184.1
2010
Provision	76.1
Spending, net of recoveries	(35.3)
Net Change	40.8
Total environmental reserves, net of recoveries at December 31, 2010	$224.9

2011
Provision	45.2
Spending, net of recoveries	(43.2)
Net Change	2.0
Total environmental reserves, net of recoveries at December 31, 2011	$226.9

2012
Provision	31.2
Spending, net of recoveries	(42.1)
Net Change	(10.9)
Total environmental reserves, net of recoveries at December 31, 2012	$216.0

Schedule of Environmental Recoveries [Table Text Block]
The table below is a roll forward of our total recorded recoveries from December 31, 2011 to December 31, 2012:

(in Millions)	12/31/2011	Increase in Recoveries	Cash Received	12/31/2012
Environmental liabilities, continuing and discontinued	$24.3	$2.2	$6.0	$20.5
Other assets	58.3	5.0	11.7	51.6
Total	$82.6	$7.2	$17.7	$72.1

Environmental reserves classification, continuing and discontinued [Table Text Block]
The table below provides detail of current and long-term environmental reserves, continuing and discontinued.

	December 31,
(in Millions)	2012	2011
Environmental reserves, current, net of recoveries (1)	$15.8	$13.6
Environmental reserves, long-term continuing and discontinued, net of recoveries (2)	200.2	213.3
Total environmental reserves, net of recoveries	$216.0	$226.9
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(1)	“Current” includes only those reserves related to continuing operations. These amounts are included within “Accrued and other liabilities” on the consolidated balance sheets.

Schedule of Net Environmental Provision by operating and discontinured sites [Table Text Block]
Our net environmental provisions relate to costs for the continued cleanup of both operating sites and for certain discontinued manufacturing operations from previous years. The net provisions are comprised as follows:

	Year ended December 31,
(in Millions)	2012	2011	2010
Continuing operations (1)	$5.8	$3.1	$14.2
Discontinued operations (2)	20.4	25.4	38.1
Net environmental provision	$26.2	$28.5	$52.3
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(1)	Recorded as a component of “Restructuring and other charges (income)” on our consolidated statements of income. See Note 7.

(2)	Recorded as a component of “Discontinued operations, net" on our consolidated statements of income. See Note 9.

Schedule of Net Environmental Provision Balance Sheet Classification [Table Text Block]
On our consolidated balance sheets, the net environmental provisions affect assets and liabilities as follows:

	Year ended December 31,
(in Millions)	2012	2011	2010
Environmental reserves (1)	$31.2	$45.2	$76.1
Other assets (2)	(5.0)	(16.7)	(23.8)
Net environmental provision	$26.2	$28.5	$52.3
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(1)	See above roll forward of our total environmental reserves as presented on our consolidated balance sheets.

(2)	Represents certain environmental recoveries. See Note 20 for details of Other assets as presented on our consolidated balance sheets.